Cash Flow Information (Tables)	12 Months Ended
Mar. 01, 2014
Cash Flows Resulting from Net Changes in Working Capital
Cash flows resulting from net changes in working capital items are as follows:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Accounts receivable	$1,381	$709	$898
Other receivables	124	218	(168)
Inventories	359	426	(409)
Income taxes receivable	224	(463)	(135)
Other current assets	(26)	(177)	(143)
Accounts payable	(590)	296	(90)
Accrued liabilities	(251)	(801)	(156)
Income taxes payable	—	—	(179)
Deferred revenue	38	279	151
	$1,259	$487	$(231)

Interest and Income Taxes Paid
Certain statement of cash flow information related to interest and income taxes paid is summarized as follows:

	For the year ended
	March 1, 2014	March 2, 2013	March 3, 2012
Interest paid during the year	$29	$—	$—
Income taxes paid during the year	131	107	684
Income tax refunds received during the year	1,447	390	—